EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of earnings per share [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Net loss for the year	$(5,015,911)	$(2,465,592)	$(2,510,826)
Basic weighted average number of common shares outstanding	46,848,053	46,215,861	45,779,903
Effect on dilutive securities:
Options	-	-	-
Warrants	-	-	-
Diluted weighted average number of common shares outstanding	46,848,053	46,215,861	45,779,903

Basic loss per share	$(0.11)	$(0.05)	$(0.05)
Diluted loss per share	$(0.11)	$(0.05)	$(0.05)